ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Accounts receivable-third parties	505	4,287	612
Allowance for credit losses for accounts receivable	(505)	(505)	(72)
Accounts receivable-third parties, net	—	3,782	540

Accounts receivable- related party	—	6,284	899